UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 32.5%
Beverages – 1.0%
41	Brown-Forman Corp. Class B	$ 4,445
56	Coca-Cola Enterprises, Inc.	2,861
46	Constellation Brands, Inc. Class A	5,521
51	Dr. Pepper Snapple Group, Inc.	4,091
46	Molson Coors Brewing Co. Class B	3,272
38	Monster Beverage Corp.*	5,835
391	PepsiCo., Inc.	37,673
3	The Boston Beer Co., Inc. Class A*	662
1,030	The Coca-Cola Co.	42,312

		106,672

Biotechnology – 1.1%
41	Alexion Pharmaceuticals, Inc.*	8,095
148	Amgen, Inc.	26,135
98	Baxalta, Inc.*	3,217
46	Biogen, Inc.*	14,664
146	Celgene Corp.*	19,163
273	Gilead Sciences, Inc.	32,176
15	Regeneron Pharmaceuticals, Inc.*	8,305
9	United Therapeutics Corp.*	1,524
50	Vertex Pharmaceuticals, Inc.*	6,750

		120,029

Chemicals – 2.9%
23	A. Schulman, Inc.	856
124	Air Products & Chemicals, Inc.	17,671
47	Airgas, Inc.	4,795
70	Albemarle Corp.	3,794
42	Ashland, Inc.	4,801
26	Balchem Corp.	1,473
41	Cabot Corp.	1,442
56	Calgon Carbon Corp.	991
155	CF Industries Holdings, Inc.	9,176
52	Cytec Industries, Inc.	3,860
584	E.I. du Pont de Nemours & Co.	32,564
102	Eastman Chemical Co.	7,997
171	Ecolab, Inc.	19,804
95	FMC Corp.	4,611
42	H.B. Fuller Co.	1,683
22	Innophos Holdings, Inc.	1,133
48	International Flavors & Fragrances, Inc.	5,548
47	Intrepid Potash, Inc.*	401
12	LSB Industries, Inc.*	443
256	LyondellBasell Industries NV Class A	24,021
29	Minerals Technologies, Inc.	1,878
312	Monsanto Co.	31,790
8	NewMarket Corp.	3,182
62	Olin Corp.	1,425
34	OM Group, Inc.	1,152
73	PolyOne Corp.	2,502
174	PPG Industries, Inc.	18,858
181	Praxair, Inc.	20,659
12	Quaker Chemical Corp.	1,112
95	RPM International, Inc.	4,453

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
34	Sensient Technologies Corp.	$ 2,325
74	Sigma-Aldrich Corp.	10,331
18	Stepan Co.	882
116	The Chemours Co.	1,267
704	The Dow Chemical Co.	33,130
204	The Mosaic Co.	8,760
31	The Scotts Miracle-Gro Co. Class A	1,872
51	The Sherwin-Williams Co.	14,166
46	The Valspar Corp.	3,831

		310,639

Construction Materials – 0.2%
32	Eagle Materials, Inc.	2,468
62	Headwaters, Inc.*	1,179
38	Martin Marietta Materials, Inc.	5,959
86	Vulcan Materials Co.	7,828

		17,434

Containers & Packaging – 0.5%
42	AptarGroup, Inc.	2,847
62	Avery Dennison Corp.	3,773
83	Ball Corp.	5,631
66	Bemis Co., Inc.	2,941
24	Greif, Inc. Class A	744
111	Owens-Illinois, Inc.*	2,370
68	Packaging Corp. of America	4,814
129	Sealed Air Corp.	6,859
29	Silgan Holdings, Inc.	1,551
68	Sonoco Products Co.	2,807
274	WestRock Co.*	17,278

		51,615

Energy Equipment & Services – 0.6%
27	Atwood Oceanics, Inc.	562
104	Baker Hughes, Inc.	6,047
13	Bristow Group, Inc.	586
49	Cameron International Corp.*	2,472
30	Diamond Offshore Drilling, Inc.	658
14	Dril-Quip, Inc.*	818
53	Ensco PLC Class A	879
14	Exterran Holdings, Inc.	347
62	FMC Technologies, Inc.*	2,031
203	Halliburton Co.	8,483
37	Helix Energy Solutions Group, Inc.*	310
23	Helmerich & Payne, Inc.	1,328
98	Nabors Industries Ltd.	1,138
97	National Oilwell Varco, Inc.	4,087
64	Noble Corp. PLC	765
30	Oceaneering International, Inc.	1,201
16	Oil States International, Inc.*	482
36	Patterson-UTI Energy, Inc.	593
47	Rowan Cos. PLC Class A	810
310	Schlumberger Ltd.	25,674
43	Superior Energy Services, Inc.	731
38	Tidewater, Inc.	742
92	Transocean Ltd.	1,220
17	US Silica Holdings, Inc.	383

		62,347

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.1%
16	Casey’s General Stores, Inc.	$ 1,635
108	Costco Wholesale Corp.	15,692
299	CVS Health Corp.	33,629
73	Safeway Casa Ley	74
73	Safeway PDC, LLC	4
52	SUPERVALU, Inc.*	479
158	Sysco Corp.	5,737
242	The Kroger Co.	9,496
20	United Natural Foods, Inc.*	911
417	Wal-Mart Stores, Inc.	30,016
232	Walgreens Boots Alliance, Inc.	22,418
103	Whole Foods Market, Inc.	3,749

		123,840

Food Products – 0.8%
163	Archer-Daniels-Midland Co.	7,729
50	Campbell Soup Co.	2,466
105	ConAgra Foods, Inc.	4,626
35	Darling Ingredients, Inc.*	450
45	Flowers Foods, Inc.	975
147	General Mills, Inc.	8,557
48	Hormel Foods Corp.	2,842
24	Ingredion, Inc.	2,117
61	Kellogg Co.	4,036
29	Keurig Green Mountain, Inc.	2,176
9	Lancaster Colony Corp.	839
46	McCormick & Co., Inc.	3,772
52	Mead Johnson Nutrition Co.	4,596
414	Mondelez International, Inc. Class A	18,684
14	Post Holdings, Inc.*	752
8	Sanderson Farms, Inc.	576
13	Snyder’s-Lance, Inc.	423
26	The Hain Celestial Group, Inc.*	1,768
40	The Hershey Co.	3,716
22	The J.M. Smucker Co.	2,457
159	The Kraft Heinz Co.	12,636
15	TreeHouse Foods, Inc.*	1,229
72	Tyson Foods, Inc. Class A	3,193
42	WhiteWave Foods Co. Class A*	2,168

		92,783

Health Care Equipment & Supplies – 0.9%
294	Abbott Laboratories	14,903
8	ABIOMED, Inc.*	620
20	Align Technology, Inc.*	1,254
98	Baxter International, Inc.	3,928
42	Becton Dickinson & Co.	6,390
278	Boston Scientific Corp.*	4,821
19	C.R. Bard, Inc.	3,736
30	DENTSPLY International, Inc.	1,707
23	Edwards Lifesciences Corp.*	3,500
11	Haemonetics Corp.*	440
12	Halyard Health, Inc.*	489
13	Hill-Rom Holdings, Inc.	728
53	Hologic, Inc.*	2,208

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
20	IDEXX Laboratories, Inc.*	$ 1,455
7	Intuitive Surgical, Inc.*	3,732
265	Medtronic PLC	20,773
12	NuVasive, Inc.*	660
9	Sirona Dental Systems, Inc.*	934
53	St. Jude Medical, Inc.	3,912
16	STERIS Corp.	1,106
62	Stryker Corp.	6,341
8	Teleflex, Inc.	1,072
11	The Cooper Cos., Inc.	1,947
12	Thoratec Corp.*	760
24	Varian Medical Systems, Inc.*	2,066
22	West Pharmaceutical Services, Inc.	1,317
30	Zimmer Biomet Holdings, Inc.	3,122

		93,921

Health Care Providers & Services – 1.1%
70	Aetna, Inc.	7,908
38	AmerisourceBergen Corp.	4,018
13	Amsurg Corp.*	933
50	Anthem, Inc.	7,713
68	Cardinal Health, Inc.	5,779
20	Centene Corp.*	1,403
52	CIGNA Corp.	7,491
28	Community Health Systems, Inc.*	1,638
38	DaVita HealthCare Partners, Inc.*	3,003
141	Express Scripts Holding Co.*	12,700
58	HCA Holdings, Inc.*	5,394
17	Health Net, Inc.*	1,137
17	Henry Schein, Inc.*	2,516
30	Humana, Inc.	5,463
19	Laboratory Corp. of America Holdings*	2,418
10	LifePoint Health, Inc.*	829
44	McKesson Corp.	9,705
22	MEDNAX, Inc.*	1,862
9	Molina Healthcare, Inc.*	679
14	Omnicare, Inc.	1,356
20	Owens & Minor, Inc.	703
18	Patterson Cos., Inc.	903
32	Quest Diagnostics, Inc.	2,362
24	Tenet Healthcare Corp.*	1,351
178	UnitedHealth Group, Inc.	21,609
18	Universal Health Services, Inc. Class B	2,614
20	VCA, Inc.*	1,231
11	WellCare Health Plans, Inc.*	889

		115,607

Health Care Technology* – 0.1%
49	Allscripts Healthcare Solutions, Inc.	709
59	Cerner Corp.	4,231
14	Medidata Solutions, Inc.	753

		5,693

Hotels, Restaurants & Leisure* – 0.1%
203	Hyatt Hotels Corp. Class A	11,333

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 0.0%
115	Toll Brothers, Inc.	$ 4,476

Household Products – 0.8%
28	Church & Dwight Co., Inc.	2,417
215	Colgate-Palmolive Co.	14,624
19	Energizer Holdings, Inc.*	732
88	Kimberly-Clark Corp.	10,117
41	The Clorox Co.	4,590
730	The Procter & Gamble Co.	55,991

		88,471

Life Sciences Tools & Services – 0.2%
75	Agilent Technologies, Inc.	3,071
7	Bio-Techne Corp.	766
11	Charles River Laboratories International, Inc.*	854
6	Mettler-Toledo International, Inc.*	2,025
16	PAREXEL International Corp.*	1,103
26	PerkinElmer, Inc.	1,376
79	Thermo Fisher Scientific, Inc.	11,023
16	Waters Corp.*	2,136

		22,354

Metals & Mining – 0.5%
122	AK Steel Holding Corp.*	360
820	Alcoa, Inc.	8,095
83	Allegheny Technologies, Inc.	1,770
39	Carpenter Technology Corp.	1,464
102	Commercial Metals Co.	1,572
24	Compass Minerals International, Inc.	1,920
663	Freeport-McMoRan, Inc.	7,790
37	Globe Specialty Metals, Inc.	571
10	Kaiser Aluminum Corp.	844
12	Materion Corp.	367
318	Newmont Mining Corp.	5,460
193	Nucor Corp.	8,519
53	Reliance Steel & Aluminum Co.	3,212
46	Royal Gold, Inc.	2,319
177	Steel Dynamics, Inc.	3,545
92	Stillwater Mining Co.*	876
56	SunCoke Energy, Inc.	688
28	TimkenSteel Corp.	522
108	United States Steel Corp.	2,103
45	Worthington Industries, Inc.	1,218

		53,215

Oil, Gas & Consumable Fuels – 9.5%
134	Anadarko Petroleum Corp.	9,963
789	Antero Midstream Partners LP	21,051
91	Apache Corp.	4,173
594	Buckeye Partners LP	44,532
106	Cabot Oil & Gas Corp.	2,773
84	California Resources Corp.	355
14	Carrizo Oil & Gas, Inc.*	534
132	Chesapeake Energy Corp.	1,143
477	Chevron Corp.	42,205
20	Cimarex Energy Co.	2,082

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
678	Columbia Pipeline Partners LP	$ 15,892
299	ConocoPhillips	15,052
62	CONSOL Energy, Inc.	1,024
800	DCP Midstream Partners LP	24,960
101	Denbury Resources, Inc.	398
96	Devon Energy Corp.	4,744
26	Energen Corp.	1,435
1,500	Energy Transfer Equity LP	45,120
2,900	Enterprise Products Partners LP	82,157
146	EOG Resources, Inc.	11,270
40	EQT Corp.	3,074
323	EQT GP Holdings LP	10,533
1,028	Exxon Mobil Corp.	81,428
950	Genesis Energy LP	42,170
20	Gulfport Energy Corp.*	655
71	Hess Corp.	4,190
54	HollyFrontier Corp.	2,606
410	Kinder Morgan, Inc.	14,202
800	Magellan Midstream Partners LP	56,320
161	Marathon Oil Corp.	3,383
126	Marathon Petroleum Corp.	6,888
325	MarkWest Energy Partners LP	21,268
350	MPLX LP	19,491
39	Murphy Oil Corp.	1,279
35	Newfield Exploration Co.*	1,148
114	Noble Energy, Inc.	4,027
184	Occidental Petroleum Corp.	12,917
750	ONEOK Partners LP	24,292
328	ONEOK, Inc.	12,395
13	PDC Energy, Inc.*	610
129	Phillips 66	10,255
112	Phillips 66 Partners LP	6,979
36	Pioneer Natural Resources Co.	4,564
1,356	Plains All American Pipeline LP	56,613
1,000	Plains GP Holdings LP Class A	25,640
60	QEP Resources, Inc.	833
41	Range Resources Corp.	1,613
200	SemGroup Corp. Class A	14,218
22	SM Energy Co.	816
90	Southwestern Energy Co.*	1,674
852	Spectra Energy Corp.	25,782
1,300	Sunoco Logistics Partners LP	48,646
209	Targa Resources Corp.	18,486
600	Targa Resources Partners LP	22,464
500	Teekay Offshore Partners LP	8,645
28	Tesoro Corp.	2,726
550	Tesoro Logistics LP	28,842
925	The Williams Cos., Inc.	48,544
124	Valero Energy Corp.	8,134
79	Valero Energy Partners LP	3,711
17	Western Refining, Inc.	751
743	Williams Partners LP	34,275
24	World Fuel Services Corp.	976
83	WPX Energy, Inc.*	722

		1,029,648

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products – 0.2%
30	Boise Cascade Co.*	$ 995
18	Clearwater Paper Corp.*	1,059
48	Domtar Corp.	1,952
274	International Paper Co.	13,116
58	KapStone Paper and Packaging Corp.	1,357
96	Louisiana-Pacific Corp.*	1,415
10	Neenah Paper, Inc.	606
41	PH Glatfelter Co.	837
24	Schweitzer-Mauduit International, Inc.	953

		22,290

Personal Products – 0.1%
122	Avon Products, Inc.	692
19	Edgewell Personal Care Co.	1,819
57	The Estee Lauder Cos., Inc. Class A	5,079

		7,590

Pharmaceuticals – 2.2%
310	AbbVie, Inc.	21,703
16	Akorn, Inc.*	738
74	Allergan PLC*	24,505
323	Bristol-Myers Squibb Co.	21,202
184	Eli Lilly & Co.	15,550
37	Endo International PLC*	3,239
34	Hospira, Inc.*	3,041
16	Impax Laboratories, Inc.*	775
519	Johnson & Johnson	52,009
24	Mallinckrodt PLC*	2,975
529	Merck & Co., Inc.	31,190
78	Mylan NV*	4,367
27	Perrigo Co. PLC	5,189
1,153	Pfizer, Inc.	41,577
11	Prestige Brands Holdings, Inc.*	524
17	The Medicines Co.*	534
94	Zoetis, Inc.	4,604

		233,722

Real Estate Investment Trusts – 7.9%
704	Acadia Realty Trust	22,514
165	Alexandria Real Estate Equities, Inc.	15,297
176	American Tower Corp.	16,739
320	AvalonBay Communities, Inc.	55,149
231	Blackstone Mortgage Trust, Inc. Class A	6,738
379	Boston Properties, Inc.	46,723
1,284	Brixmor Property Group, Inc.	31,419
1,021	Chesapeake Lodging Trust	32,743
577	CyrusOne, Inc.	17,737
1,508	DDR Corp.	24,580
1,434	Empire State Realty Trust, Inc. Class A	25,497
245	Equity Residential	18,328
51	Essex Property Trust, Inc.	11,470
33	Federal Realty Investment Trust	4,514
220	HCP, Inc.	8,501
302	Health Care REIT, Inc.	20,950
494	Highwoods Properties, Inc.	20,911
518	Liberty Property Trust	17,628
122	Mack-Cali Realty Corp.	2,542

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
437	Mid-America Apartment Communities, Inc.	$ 35,109
218	National Health Investors, Inc.	14,225
1,034	Parkway Properties, Inc.	18,550
421	Pebblebrook Hotel Trust	17,135
409	Physicians Realty Trust	6,560
508	Post Properties, Inc.	28,926
1,052	ProLogis, Inc.	42,722
206	PS Business Parks, Inc.	15,860
266	Public Storage	54,578
815	RLJ Lodging Trust	24,311
562	Simon Property Group, Inc.	105,218
39	SL Green Realty Corp.	4,490
198	Sovran Self Storage, Inc.	18,852
389	Strategic Hotels & Resorts, Inc.*	5,318
78	The Macerich Co.	6,174
673	Ventas, Inc.	45,152
162	Vornado Realty Trust	15,803

		858,963

Tobacco – 0.7%
521	Altria Group, Inc.	28,332
409	Philip Morris International, Inc.	34,982
115	Reynolds American, Inc.	9,866
15	Universal Corp.	855

		74,035

TOTAL COMMON STOCKS		$ 3,506,677

Exchange Traded Fund – 4.6%
12,057	iShares Global Infrastructure ETF	$ 492,046

Shares	Rate	Value
Investment Companies(a) – 56.4%
Goldman Sachs Commodity Strategy Fund - Institutional Shares
266,147	0.000%	$ 896,917
Goldman Sachs Inflation Protected Securities Fund - Institutional Shares
191,035	0.000%	1,979,119
Goldman Sachs Local Emerging Markets Debt Fund - Institutional Shares
64,076	0.001%	420,342
Goldman Sachs Strategic Income Fund - Institutional Shares
278,853	0.001%	2,799,685

TOTAL INVESTMENT COMPANIES		$ 6,096,063

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 5.5%
Repurchase Agreements – 5.5%
Joint Repurchase Agreement Account II
$ 600,000	0.151%	08/03/15	$ 600,000

TOTAL INVESTMENTS – 99.0%			$10,694,786

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			107,033

NET ASSETS – 100.0%			$10,801,819

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollar	(13)	December 2017	$(3,188,250)	$(31,602)
Euro Stoxx 50 Index	8	September 2015	316,121	10,896
S&P 500 E-Mini Index	6	September 2015	629,520	805
Topix Index	1	September 2015	133,941	(913)

TOTAL				$(20,814)

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,043,280

Gross unrealized gain	601,873
Gross unrealized loss	(950,367)

Net unrealized security loss	$(348,494)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and ETFs. Investments in investment companies are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of defaults and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$32,065	$—	$—
North America	3,966,580	78	—
Investment Companies	6,096,063	—	—
Short-term Investments	—	600,000	—
Total	$10,094,708	$600,078	$—

Derivative Type(b)
Assets
Futures Contracts	$11,701	$—	$—
Liabilities
Futures Contracts	$(32,515)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$600,000	$600,008	$612,000

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.150%	$344,828
Citigroup Global Markets, Inc.	0.160	43,103
Merrill Lynch & Co., Inc.	0.150	212,069
TOTAL		$600,000

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Bonds	5.250 to 6.375	08/15/27 to 11/15/28

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), the Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which

GOLDMAN SACHS MULTI-ASSET REAL RETURN FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.